SUPPLEMENT TO:

                            CALVERT TAX-FREE RESERVES
                             Money Market Portfolio
                             Limited-Term Portfolio

                       Statement of Additional Information
                                   May 1, 2005

                        Date of Supplement: July 29, 2005


DELETE THE SECOND CHART AND HEADING ON PAGE 16 UNDER "OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS OF THE PORTFOLIO" OF THE STATEMENT OF ADDITIONAL INFORMATION.


DELETE THE FIRST CHART AND HEADING ON PAGE 17 UNDER "COMPENSATION OF PORTFOLIO MANAGERS OF THE PORTFOLIO" OF THE STATEMENT OF ADDITIONAL INFORMATION AND REPLACE WITH THE FOLLOWING:

Tom Dailey & James O'Boyle

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COMPENSATION WITH RESPECT TO MANAGEMENT OF LIMITED-TERM AND OTHER ACCOUNTS AS OF
JULY 28, 2005
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TYPE OF COMPENSATION         SOURCE OF           CRITERIA ON WHICH COMPENSATION
RECEIVED                     COMPENSATION        IS BASED
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Salary                       Calvert             Competitive with industry peer
                                                 standards.
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Bonus                                            Calvert Based on short-term and
                                                 long-term performance, before
                                                 tax, of the Funds managed
                                                 relative to the respective
                                                 passive index shown in each
                                                 Fund's prospectus.
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Deferred Compensation        None                N/A
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Other Compensation or        None                N/A
Benefits Not Generally
Available to All Salaried
Employees
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DELETE THE SECOND CHART ON PAGE 17 UNDER "SECURITIES OWNERSHIP OF PORTFOLIO
MANAGERS OF THE PORTFOLIO" OF THE STATEMENT OF ADDITIONAL INFORMATION AND
REPLACE WITH THE FOLLOWING:

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       DOLLAR RANGE OF EQUITY SECURITIES IN FUND OWNED BY PORTFOLIO MANAGER
                          AS OF JULY 28, 2005
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NAME OF PORTFOLIO MANAGER                                LIMITED-TERM
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Tom Dailey                                               $10,001-$50,000
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James O'Boyle                                            None
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